UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22933

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

(Exact name of registrant as specified in charter)

Griffin Capital Plaza, 1520 E. Grand Avenue

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

310.469.6180

(Registrant’s telephone number, including area code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Copy to:

Terrence O. Davis, Esq.

Greenberg Traurig, LLP

3333 Piedmont Road, NE, Suite 2500

Atlanta, GA 30305

Date of fiscal year end: September 30

Date of reporting period: April 1, 2018 - June 30, 2018

Item 1. Schedule of Investments.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2018 (Unaudited)

Description	Shares	Value (Note 2)
REAL ESTATE INVESTMENT TRUSTS (98.03%)

Private Investment Funds (77.66%)*(a)
AEW Core Property Trust	54, 208	$54,653,312
American Core Realty Fund, LP	445	55,266,237
Barings Core Property Fund, LP	139,016	18,021,808
BlackRock US Core Property Fund	N/A	48,099,966
Brookfield Senior Mezzanine Real Estate Finance Fund	42,867	43,868,234
CBRE U.S. Core Partners, LP	69,536,378	96,989,899
Clarion Lion Industrial Trust	54,291	96,979,932
Clarion Lion Properties Fund, LP	151,580	222,953,708
GRE U.S. Property Fund L.P.	N/A	68,005,614
Hancock U.S. Real Estate Fund L.P.	70,700	86,487,271
Heitman America Real Estate Trust, L.P.	34,986	42,893,400
Heitman Core Real Estate Debt Income Trust, L.P.	75,586	77,576,247
MEPT Edgemoor LP	33,699	69,470,057
MetLife Commercial Mortgage Income Fund, LP	9,816	10,036,426
Morgan Stanley Prime Property Fund	13,432	248,357,103
Oaktree Real Estate Income Fund, L.P.	N/A	86,279,627
PGIM Real Estate US Debt Fund L.P.	47,428	50,004,260
PRISA LP	119,181	189,547,043
RREEF America REIT II, Inc.	248,080	30,230,957
Sentinel Real Estate Fund, LP	650	56,521,739
Stockbridge Smart Markets Fund	47,709	72,739,523
TCM CRE Credit Fund LP	27,861	27,905,510
UBS Trumbull Property Fund	3,804	42,297,964
USAA US Government Building Fund LLC	N/A	61,653,060
		1,856,838,897

Publicly Traded Securities (20.37%)(a)
Alexandria Real Estate Equities, Inc.	107,410	13,551,920
American Homes 4 Rent, Class A	546,140	12,113,385
Americold Realty Trust	169,070	3,722,921
AvalonBay Communities, Inc.	141,650	24,348,219
Boston Properties, Inc.	156,790	19,664,602
Brandywine Realty Trust	239,780	4,047,486
Camden Property Trust	169,250	15,423,753
Chesapeake Lodging Trust	153,330	4,851,361
Corporate Office Properties Trust	55,570	1,610,974
Cousins Properties, Inc.	484,280	4,692,673
CubeSmart	414,180	13,344,880
CyrusOne, Inc.	201,680	11,770,045

Description	Shares	Value (Note 2)
Publicly Traded Securities (continued)
DCT Industrial Trust, Inc.	85,760	$5,722,765
Duke Realty Corp.	389,770	11,315,023
Easterly Government Properties, Inc.	70,890	1,400,786
Empire State Realty Trust, Inc., Class A	120,660	2,063,286
Equinix, Inc.	63,860	27,452,775
Essex Property Trust, Inc.	13,680	3,270,478
Extra Space Storage, Inc.	96,270	9,608,709
Federal Realty Investment Trust	50,850	6,435,068
Forest City Realty Trust, Inc., Class A	260,500	5,942,005
General Growth Properties, Inc.	315,010	6,435,654
HCP, Inc.	438,780	11,329,300
Healthcare Trust of America, Inc., Class A	449,340	12,114,206
Highwoods Properties, Inc.	206,060	10,453,424
Hilton Worldwide Holdings, Inc.	74,890	5,928,292
Host Hotels & Resorts, Inc.	106,070	2,234,895
Hudson Pacific Properties, Inc.	187,880	6,656,588
Invitation Homes, Inc.	362,950	8,369,627
Iron Mountain, Inc.	328,740	11,509,187
JBG SMITH Properties, Inc.	33,490	1,221,380
Kilroy Realty Corp.	173,970	13,159,091
Kimco Realty Corp.	225,120	3,824,789
Liberty Property Trust	125,940	5,582,920
Mack-Cali Realty Corp.	333,200	6,757,296
Mid-America Apartment Communities, Inc.	75,780	7,628,773
Park Hotels & Resorts, Inc.	313,180	9,592,703
Prologis, Inc.	350,870	23,048,650
Public Storage	31,490	7,143,821
Realty Income Corp.	128,100	6,890,499
Regency Centers Corp.	197,470	12,258,938
Simon Property Group, Inc.	198,990	33,866,109
STAG Industrial, Inc.	208,260	5,670,920
STORE Capital Corp.	166,110	4,551,414
Sun Communities, Inc.	114,840	11,240,539
Sunstone Hotel Investors, Inc.	569,670	9,467,915
Taubman Centers, Inc.	32,070	1,884,433
UDR, Inc.	285,100	10,702,654
Ventas, Inc.	250,280	14,253,446
VEREIT, Inc.	1,302,840	9,693,130
Vici Properties Inc	273,190	5,638,642

Description	Shares	Value (Note 2)
Publicly Traded Securities (continued)
Weingarten Realty Investors	186,030	$5,731,584
		487,193,933

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $2,179,140,124)		2,344,032,830

TOTAL INVESTMENTS (98.03%)
(Cost $2,179,140,124)		$2,344,032,830

Other Assets In Excess Of Liabilities (1.97%)		47,163,544
NET ASSETS (100.00%)		$2,391,196,374

(a)	A portion of these securities is held as collateral for the outstanding Line(s) of Credit. At June 30, 2018, outstanding collateral amounted to $2,268,609,507.

Common Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnerships

REIT - Real Estate Investment Trust

*	Additional Information on Investments in Private Investment Funds:

Value	Security	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of June 30, 2018
$54,653,312	AEW Core Property Trust	Quarterly	45	$0
55,266,237	American Core Realty Fund, LP	Quarterly	10	0
18,021,808	Barings Core Property Fund, LP	Quarterly	30	0
48,099,966	BlackRock US Core Property Fund	Quarterly	60	7,500,000
43,868,234	Brookfield Senior Mezzanine Real Estate Finance Fund	Quarterly	90	31,664,738
96,989,899	CBRE U.S. Core Partners, LP	Quarterly	60	0
96,979,932	Clarion Lion Industrial Trust	Quarterly	90	0
222,953,708	Clarion Lion Properties Fund, LP	Quarterly	90	0
68,005,614	GRE U.S. Property Fund L.P.	Quarterly	90	0
86,487,271	Hancock U.S. Real Estate Fund L.P.	Quarterly	60	4,914,000
42,893,400	Heitman America Real Estate Trust, L.P.	Quarterly	90	0
77,576,247	Heitman Core Real Estate Debt Income Trust, L.P.	Quarterly	90	58,040,674
69,470,057	MEPT Edgemoor LP	Quarterly	N/A**	0
10,036,426	MetLife Commercial Mortgage Income Fund, LP	Quarterly	90	0
248,357,103	Morgan Stanley Prime Property Fund	Quarterly	90	0
86,279,627	Oaktree Real Estate Income Fund, L.P.	Quarterly	90	0
50,004,260	PGIM Real Estate US Debt Fund L.P.	Quarterly	90	25,000,000
189,547,043	PRISA LP	Quarterly	90	20,000,000
30,230,957	RREEF America REIT II, Inc.	Quarterly	45	0
56,521,739	Sentinel Real Estate Fund, LP	Quarterly	N/A**	0
72,739,523	Stockbridge Smart Markets Fund	Quarterly	45	0
27,905,510	TCM CRE Credit Fund LP	Quarterly	90	47,117,500
42,297,964	UBS Trumbull Property Fund	Quarterly	60	0
61,653,060	USAA US Government Building Fund LLC	Quarterly	60	0

**	Written notice required for redemption, no minimum timeline required.

See Notes to Quarterly Portfolio of Investments.

Griffin Institutional Access Real Estate Fund

Notes to Quarterly Portfolio of Investments

June 30, 2018 (Unaudited)

Note 1 — Organization

Griffin Institutional Access Real Estate Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund engages in a continuous offering of shares and operates as an interval fund that offers quarterly repurchases of shares at net asset value. The Fund’s investment adviser is Griffin Capital Advisor, LLC (the “Adviser”). The investment objective of the Fund is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets. The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds as well as a diversified set of public real estate securities.

The Fund was organized as a statutory trust on November 5, 2013, under the laws of the State of Delaware. The Fund commenced operations on June 30, 2014, and is authorized to issue an unlimited number of shares with no par value.

The Fund currently offers Class A, Class C, Class I, Class M and Class L shares. Class A shares commenced operations on June 30, 2014, Class C and Class I shares commenced operations on August 10, 2015, Class M shares commenced operations on November 17, 2016 and Class L shares commenced operations on April 25, 2017. Class A shares are offered subject to a maximum sales charge of 5.75% of the offering price. The sales load payable by each investor depends on the amount invested by such investor in the Fund. Class C, Class I and Class M shares are offered at net asset value. Class L shares are offered subject to a maximum sales charge of 4.25% of the offering price. Class C shares may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange or market on which they are traded, on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price for securities held long and the last ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Fair Value Pricing Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Trustees”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s Net Asset Value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund and may be applied when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Valuation of Private REITS – The Fund may invest a significant portion of its assets in Private Real Estate Investment Trusts (“Private REITs”). The Private REITs measure their investment assets at fair value and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (“ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private REITs at their respective NAVs at each quarter. For non-calendar quarter-end days, the fair value of each Private Equity REIT is estimated by adjusting the most recent NAV for each Private Equity REIT by the change in a proprietary index that the Trustees have deemed to be representative of the entire Private Equity REIT market. In the event that a price is not provided by the Private Equity REIT, the fair valuation procedures will be followed. As of June 30, 2018, all of the Fund’s investments in Private REITs were valued at the respective NAVs of the Private REITs.

Valuation of Fund of Funds – The Fund may invest a portion of its assets in open-end investment companies and exchange-traded funds (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-ended investment companies, such as mutual funds, are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2	—	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and
Level 3	—	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended June 30, 2018, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments as of June 30, 2018:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Real Estate Investment Trusts
Private Investment Funds (Measured at net asset value)(a)	$–	$–	$–	$1,856,838,897
Publicly Traded Funds	487,193,933		–	487,193,933
Total	$487,193,933	$–	$–	$2,344,032,830

(a)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no transfers between Levels 1, 2 and 3 during the nine months ended June 30, 2018. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

For the nine months ended June 30, 2018, the Fund did not use unobservable inputs (Level 3) when determining fair value.

Investment Transactions – Investment security transactions are accounted for on trade date.

Exchange-Traded Funds (“ETFs”) – The Fund may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of the Fund investing in an ETF will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Industry Concentration – If a Fund has significant investments in the securities of issuers within a particular industry, any development affecting that industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that industry. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this industry, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2018, the Fund had 98.03% of the value of its net assets invested within the Real Estate industry.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	August 29, 2018

By:	/s/ Joseph Miller
Joseph Miller
Treasurer (Principal Financial Officer)

Date:	August 29, 2018